Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
SG Holdings Co. Ltd.	552,300	$13,243,903
Yamato Holdings Co. Ltd.	1,234,500	21,102,949

		34,346,852

Airlines — 0.2%
ANA Holdings Inc.	461,400	15,703,021
Japan Airlines Co. Ltd.	462,200	14,358,546

		30,061,567

Auto Components — 2.4%
Aisin Seiki Co. Ltd.	647,900	24,493,708
Bridgestone Corp.	2,277,400	90,983,700
Denso Corp.	1,726,500	77,062,661
Koito Manufacturing Co. Ltd.	416,500	21,450,644
NGK Spark Plug Co. Ltd.	627,200	12,548,582
Stanley Electric Co. Ltd.	522,100	14,445,832
Sumitomo Electric Industries Ltd.	3,007,000	44,867,482
Sumitomo Rubber Industries Ltd.	680,200	8,639,925
Toyoda Gosei Co. Ltd.	264,700	6,180,604
Toyota Industries Corp.	588,600	34,560,296
Yokohama Rubber Co. Ltd. (The)	476,200	9,805,780

		345,039,214

Automobiles — 7.6%
Honda Motor Co. Ltd.	6,500,800	182,065,141
Isuzu Motors Ltd.	2,221,700	25,978,329
Mazda Motor Corp.	2,291,000	20,292,850
Mitsubishi Motors Corp.	2,712,900	12,138,809
Nissan Motor Co. Ltd.	9,248,200	57,325,159
Subaru Corp.	2,452,700	64,201,119
Suzuki Motor Corp.	1,468,200	65,104,367
Toyota Motor Corp.	9,098,600	634,600,555
Yamaha Motor Co. Ltd.	1,115,100	23,287,679

		1,084,994,008

Banks — 5.6%
Aozora Bank Ltd.	473,500	12,054,771
Bank of Kyoto Ltd. (The)	209,800	8,649,868
Chiba Bank Ltd. (The)	2,177,100	12,405,355
Concordia Financial Group Ltd.	4,219,100	17,106,021
Fukuoka Financial Group Inc.	684,400	13,030,536
Japan Post Bank Co. Ltd.	1,635,100	15,826,920
Mebuki Financial Group Inc.	3,580,880	9,253,849
Mitsubishi UFJ Financial Group Inc.	49,001,980	258,679,980
Mizuho Financial Group Inc.	96,098,380	148,478,184
Resona Holdings Inc.	8,334,100	35,319,659
Seven Bank Ltd.	2,350,300	7,275,607
Shinsei Bank Ltd.	777,400	12,231,396
Shizuoka Bank Ltd. (The)	1,808,300	13,755,035
Sumitomo Mitsui Financial Group Inc.	5,304,900	193,235,742
Sumitomo Mitsui Trust Holdings Inc.	1,321,632	50,531,213

		807,834,136

Beverages — 1.2%
Asahi Group Holdings Ltd.	1,447,200	69,591,409
Coca-Cola Bottlers Japan Holdings Inc.	492,900	11,833,021
Kirin Holdings Co. Ltd.	3,276,700	72,499,718
Suntory Beverage & Food Ltd.	551,100	23,903,981

		177,828,129

Biotechnology — 0.1%
PeptiDream Inc.(a)	367,700	16,889,152

Security	Shares	Value

Building Products — 1.5%
AGC Inc./Japan	713,600	$26,032,618
Daikin Industries Ltd.	992,400	142,684,120
LIXIL Group Corp.	1,065,300	17,996,576
TOTO Ltd.	551,900	24,140,270

		210,853,584

Capital Markets — 1.1%
Daiwa Securities Group Inc.	6,148,200	31,159,264
Japan Exchange Group Inc.	2,034,700	34,577,451
Nomura Holdings Inc.	13,221,900	67,697,191
SBI Holdings Inc./Japan	946,510	19,645,852

		153,079,758

Chemicals — 3.9%
Air Water Inc.	599,900	9,630,392
Asahi Kasei Corp.	5,029,000	56,462,017
Daicel Corp.	992,200	9,748,947
Hitachi Chemical Co. Ltd.	420,000	15,110,949
JSR Corp.	770,000	13,619,669
Kansai Paint Co. Ltd.	702,800	17,699,958
Kuraray Co. Ltd.	1,272,800	15,376,809
Mitsubishi Chemical Holdings Corp.	5,102,600	37,821,025
Mitsubishi Gas Chemical Co. Inc.	650,000	10,161,629
Mitsui Chemicals Inc.	713,700	17,094,650
Nippon Paint Holdings Co. Ltd.	583,500	31,117,158
Nissan Chemical Corp.	497,700	19,701,667
Nitto Denko Corp.	625,200	35,053,676
Shin-Etsu Chemical Co. Ltd.	1,450,100	155,060,460
Showa Denko KK	533,800	14,247,990
Sumitomo Chemical Co. Ltd.	5,991,300	27,026,776
Taiyo Nippon Sanso Corp.	516,200	11,487,347
Teijin Ltd.	707,600	13,304,250
Toray Industries Inc.	5,565,400	36,794,353
Tosoh Corp.	1,036,300	15,424,792

		561,944,514

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	967,700	25,864,833
Park24 Co. Ltd.	465,300	11,238,412
Secom Co. Ltd.	835,800	71,032,697
Sohgo Security Services Co. Ltd.	286,900	14,906,958
Toppan Printing Co. Ltd.	1,118,300	22,231,204

		145,274,104

Construction & Engineering — 0.8%
JGC Holdings Corp.	891,300	12,949,122
Kajima Corp.	1,790,500	23,593,201
Obayashi Corp.	2,587,200	27,405,278
Shimizu Corp.	2,386,800	22,841,443
Taisei Corp.	806,200	31,619,295

		118,408,339

Construction Materials — 0.1%
Taiheiyo Cement Corp.	481,800	13,924,728

Consumer Finance — 0.2%
Acom Co. Ltd.	1,651,400	6,846,275
AEON Financial Service Co. Ltd.	449,370	6,791,228
Credit Saison Co. Ltd.	625,300	10,335,065

		23,972,568

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	551,800	9,609,009

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	286,000	$7,542,398

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,606,900	10,315,503
ORIX Corp.	5,286,900	86,537,926
Tokyo Century Corp.	169,500	9,039,174

		105,892,603

Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	2,568,500	129,632,906

Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	2,576,700	35,905,800
Chugoku Electric Power Co. Inc. (The)	1,109,100	14,654,988
Kansai Electric Power Co. Inc. (The)	2,822,500	32,165,829
Kyushu Electric Power Co. Inc.	1,525,400	13,427,866
Tohoku Electric Power Co. Inc.	1,703,500	16,877,888
Tokyo Electric Power Co. Holdings Inc.(a)	6,146,000	26,938,910

		139,971,281

Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	504,200	15,515,971
Mitsubishi Electric Corp.	7,270,900	100,355,815
Nidec Corp.	891,000	131,725,779

		247,597,565

Electronic Equipment, Instruments & Components — 6.1%
Alps Alpine Co. Ltd.	827,300	18,667,321
Hamamatsu Photonics KK	552,100	22,359,269
Hirose Electric Co. Ltd.	132,358	16,268,274
Hitachi High-Technologies Corp.	276,700	18,040,709
Hitachi Ltd.	3,857,500	151,467,902
Keyence Corp.	726,704	248,450,349
Kyocera Corp.	1,281,100	87,118,543
Murata Manufacturing Co. Ltd.	2,289,700	132,644,113
Omron Corp.	771,200	45,281,856
Shimadzu Corp.	884,300	26,607,328
TDK Corp.	515,300	54,160,378
Yaskawa Electric Corp.	957,500	35,148,845
Yokogawa Electric Corp.	915,100	16,737,698

		872,952,585

Entertainment — 1.8%
Konami Holdings Corp.	368,500	16,219,249
Nexon Co. Ltd.(a)	1,964,400	26,781,565
Nintendo Co. Ltd.	445,900	172,439,640
Square Enix Holdings Co. Ltd.	366,100	18,086,029
Toho Co. Ltd./Tokyo	454,300	18,439,992

		251,966,475

Equity Real Estate Investment Trusts (REITs) — 1.6%
Daiwa House REIT Investment Corp.	7,455	20,381,947
Japan Prime Realty Investment Corp.	3,126	14,229,851
Japan Real Estate Investment Corp.	5,221	35,518,628
Japan Retail Fund Investment Corp.	10,415	23,709,794
Nippon Building Fund Inc.	5,312	39,872,742
Nippon Prologis REIT Inc.	7,933	21,275,884
Nomura Real Estate Master Fund Inc.	16,334	29,801,235
Orix JREIT Inc.	10,447	22,962,222
United Urban Investment Corp.	11,635	22,630,399

		230,382,702

Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,611,200	53,244,540
FamilyMart Co. Ltd.	1,009,600	23,822,541

Security	Shares	Value

Food & Staples Retailing (continued)
Lawson Inc.	198,400	$10,797,772
Seven & i Holdings Co. Ltd.	3,009,580	112,072,571
Sundrug Co. Ltd.	289,200	10,140,882
Tsuruha Holdings Inc.	148,300	17,645,411
Welcia Holdings Co. Ltd.	185,100	11,341,622

		239,065,339

Food Products — 1.4%
Ajinomoto Co. Inc.	1,754,000	29,214,647
Calbee Inc.	325,600	10,480,687
Kikkoman Corp.	584,600	29,360,789
MEIJI Holdings Co. Ltd.	457,956	31,113,073
NH Foods Ltd.	328,100	13,751,977
Nisshin Seifun Group Inc.	788,875	14,810,766
Nissin Foods Holdings Co. Ltd.	252,900	18,936,901
Toyo Suisan Kaisha Ltd.	352,000	15,171,582
Yakult Honsha Co. Ltd.	477,000	27,964,022
Yamazaki Baking Co. Ltd.	485,300	8,894,138

		199,698,582

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,494,200	27,998,342
Toho Gas Co. Ltd.	299,500	11,308,853
Tokyo Gas Co. Ltd.	1,497,900	36,172,007

		75,479,202

Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd.	779,900	22,718,299
Hoya Corp.	1,517,500	138,433,248
Olympus Corp.	4,650,400	68,964,018
Sysmex Corp.	666,400	46,169,088
Terumo Corp.	2,575,900	90,348,205

		366,632,858

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	753,500	15,557,150
Medipal Holdings Corp.	741,400	15,896,331
Suzuken Co. Ltd./Aichi Japan	290,140	12,677,563

		44,131,044

Health Care Technology — 0.3%
M3 Inc.	1,756,800	48,287,535

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Holdings Co. Japan Ltd.	268,800	13,279,226
Oriental Land Co. Ltd./Japan	798,500	110,430,851

		123,710,077

Household Durables — 3.8%
Casio Computer Co. Ltd.	774,600	14,762,033
Iida Group Holdings Co. Ltd.	593,080	10,533,655
Nikon Corp.	1,278,100	17,518,292
Panasonic Corp.	8,795,415	82,886,205
Rinnai Corp.	135,400	10,385,901
Sekisui Chemical Co. Ltd.	1,447,600	25,181,974
Sekisui House Ltd.	2,476,500	53,482,992
Sharp Corp./Japan	848,700	12,818,462
Sony Corp.	5,065,800	319,370,680

		546,940,194

Household Products — 0.6%
Lion Corp.	901,600	18,153,849
Pigeon Corp.(b)	462,900	21,515,487
Unicharm Corp.	1,610,100	52,709,419

		92,378,755

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	588,300	$14,101,794

Industrial Conglomerates — 0.6%
Keihan Holdings Co. Ltd.	379,600	18,544,973
Toshiba Corp.	1,971,800	70,762,250

		89,307,223

Insurance — 3.0%
Dai-ichi Life Holdings Inc.	4,305,400	69,312,576
Japan Post Holdings Co. Ltd.	6,274,600	58,958,665
Japan Post Insurance Co. Ltd.	896,700	15,418,556
MS&AD Insurance Group Holdings Inc.	1,896,140	61,311,586
Sompo Holdings Inc.	1,337,450	52,711,480
Sony Financial Holdings Inc.	611,000	14,171,674
T&D Holdings Inc.	2,218,500	26,092,850
Tokio Marine Holdings Inc.	2,545,600	138,356,417

		436,333,804

Interactive Media & Services — 0.4%
Kakaku.com Inc.	541,000	13,047,037
LINE Corp.(a)	228,600	10,750,525
Z Holdings Corp.	10,563,400	36,365,645

		60,163,207

Internet & Direct Marketing Retail — 0.3%
Mercari Inc.(a)(b)	300,400	6,621,912
Rakuten Inc.	3,453,300	29,925,867
ZOZO Inc.(b)	441,700	8,788,826

		45,336,605

IT Services — 1.7%
Fujitsu Ltd.	783,400	71,186,315
GMO Payment Gateway Inc.(b)	163,248	11,567,934
Itochu Techno-Solutions Corp.	380,600	10,158,833
NEC Corp.	973,100	38,876,016
Nomura Research Institute Ltd.	1,353,012	28,528,031
NTT Data Corp.	2,518,800	34,316,954
Obic Co. Ltd.	258,100	34,245,211
Otsuka Corp.	419,800	16,809,634

		245,688,928

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	797,698	48,345,554
Sankyo Co. Ltd.	178,500	6,030,956
Sega Sammy Holdings Inc.	687,900	9,918,675
Shimano Inc.	297,700	48,116,976
Yamaha Corp.	552,000	30,395,032

		142,807,193

Machinery — 5.1%
Amada Holdings Co. Ltd.	1,320,200	14,707,734
Daifuku Co. Ltd.	403,200	23,453,420
FANUC Corp.	772,200	147,409,743
Hino Motors Ltd.	1,168,000	11,422,957
Hitachi Construction Machinery Co. Ltd.	432,700	11,403,271
Hoshizaki Corp.	213,200	18,631,394
IHI Corp.	590,000	13,754,634
JTEKT Corp.	842,600	10,464,213
Kawasaki Heavy Industries Ltd.	551,900	12,387,638
Komatsu Ltd.	3,686,400	86,412,098
Kubota Corp.	4,180,500	64,457,805
Kurita Water Industries Ltd.	393,200	10,987,051
Makita Corp.	875,500	28,940,827
MINEBEA MITSUMI Inc.	1,450,400	28,131,217
MISUMI Group Inc.	1,131,300	27,995,827

Security	Shares	Value

Machinery (continued)
Mitsubishi Heavy Industries Ltd.	1,279,300	$48,924,376
Nabtesco Corp.	452,500	13,883,664
NGK Insulators Ltd.	1,061,700	17,499,484
NSK Ltd.	1,451,100	14,019,394
SMC Corp./Japan	227,900	103,242,800
Sumitomo Heavy Industries Ltd.	443,900	12,687,490
THK Co. Ltd.	481,600	13,523,149

		734,340,186

Marine — 0.2%
Mitsui OSK Lines Ltd.	460,900	12,079,107
Nippon Yusen KK	609,900	10,464,817

		22,543,924

Media — 0.4%
CyberAgent Inc.	402,700	13,900,155
Dentsu Inc.	859,500	31,158,936
Hakuhodo DY Holdings Inc.	929,900	15,021,396

		60,080,487

Metals & Mining — 0.9%
Hitachi Metals Ltd.	872,900	12,211,513
JFE Holdings Inc.	1,981,250	25,238,277
Maruichi Steel Tube Ltd.	221,900	6,382,842
Mitsubishi Materials Corp.	449,100	11,991,310
Nippon Steel Corp.	3,217,770	47,174,959
Sumitomo Metal Mining Co. Ltd.	930,600	28,178,884

		131,177,785

Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings Ltd.	1,349,060	12,011,081
J Front Retailing Co. Ltd.	920,200	12,083,349
Marui Group Co. Ltd.	763,100	18,354,538
Pan Pacific International Holdings Corp.	1,766,800	28,621,160
Ryohin Keikaku Co. Ltd.	944,600	21,503,861

		92,573,989

Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	784,529	21,406,015
Inpex Corp.	4,078,000	39,808,072
JXTG Holdings Inc.	12,604,395	56,006,745

		117,220,832

Paper & Forest Products — 0.1%
Oji Holdings Corp.	3,486,100	19,896,014

Personal Products — 2.2%
Kao Corp.	1,920,100	150,999,007
Kobayashi Pharmaceutical Co. Ltd.	195,200	16,006,721
Kose Corp.	134,900	21,471,162
Pola Orbis Holdings Inc.	364,000	8,967,875
Shiseido Co. Ltd.	1,596,800	115,265,309

		312,710,074

Pharmaceuticals — 6.6%
Astellas Pharma Inc.	7,518,650	128,217,321
Chugai Pharmaceutical Co. Ltd.	892,000	77,853,493
Daiichi Sankyo Co. Ltd.	2,262,569	141,774,710
Eisai Co. Ltd.	1,003,400	74,308,958
Hisamitsu Pharmaceutical Co. Inc.	207,000	10,150,580
Kyowa Kirin Co. Ltd.	968,000	20,533,869
Mitsubishi Tanabe Pharma Corp.	900,500	16,470,656
Nippon Shinyaku Co. Ltd.	181,800	16,402,009
Ono Pharmaceutical Co. Ltd.	1,515,400	33,972,304
Otsuka Holdings Co. Ltd.	1,561,200	68,059,253

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Santen Pharmaceutical Co. Ltd.	1,433,600	$26,836,636
Shionogi & Co. Ltd.	1,077,600	63,351,190
Sumitomo Dainippon Pharma Co. Ltd.	633,800	11,962,968
Taisho Pharmaceutical Holdings Co. Ltd.	135,700	10,012,382
Takeda Pharmaceutical Co. Ltd.	5,933,600	241,386,065

		941,292,394

Professional Services — 1.4%
Persol Holdings Co. Ltd.	703,600	12,933,493
Recruit Holdings Co. Ltd.	5,393,900	195,147,765

		208,081,258

Real Estate Management & Development — 2.6%
Aeon Mall Co. Ltd.	390,100	6,265,966
Daito Trust Construction Co. Ltd.	288,400	35,250,059
Daiwa House Industry Co. Ltd.	2,259,200	69,090,136
Hulic Co. Ltd.	1,091,700	12,271,781
Mitsubishi Estate Co. Ltd.	4,710,400	86,306,434
Mitsui Fudosan Co. Ltd.	3,559,100	88,498,122
Nomura Real Estate Holdings Inc.	498,100	12,030,632
Sumitomo Realty & Development Co. Ltd.	1,327,200	46,223,548
Tokyu Fudosan Holdings Corp.	2,472,600	16,956,649

		372,893,327

Road & Rail — 4.2%
Central Japan Railway Co.	574,600	115,932,673
East Japan Railway Co.	1,198,700	110,226,546
Hankyu Hanshin Holdings Inc.	916,300	39,326,180
Keikyu Corp.	896,800	18,433,904
Keio Corp.	409,900	26,276,121
Keisei Electric Railway Co. Ltd.	513,000	21,127,112
Kintetsu Group Holdings Co. Ltd.	681,500	38,521,459
Kyushu Railway Co.	637,500	21,684,663
Nagoya Railroad Co. Ltd.	741,800	23,606,730
Nippon Express Co. Ltd.	312,300	19,791,453
Odakyu Electric Railway Co. Ltd.	1,173,200	28,829,159
Seibu Holdings Inc.	794,700	13,998,505
Tobu Railway Co. Ltd.	765,200	27,984,896
Tokyu Corp.	1,991,700	39,266,554
West Japan Railway Co.	647,900	57,015,910

		602,021,865

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp.	794,900	38,834,034
Disco Corp.	107,500	23,186,467
Renesas Electronics Corp.(a)	3,011,700	19,608,639
Rohm Co. Ltd.	374,200	31,436,764
SUMCO Corp.	993,500	15,341,142
Tokyo Electron Ltd.	625,252	129,035,661

		257,442,707

Software — 0.3%
Oracle Corp. Japan	153,100	14,078,321
Trend Micro Inc./Japan	508,800	27,458,753

		41,537,074

Specialty Retail — 1.8%
ABC-Mart Inc.	133,300	8,873,683
Fast Retailing Co. Ltd.	232,200	141,406,429
Hikari Tsushin Inc.	84,900	19,784,933
Nitori Holdings Co. Ltd.	320,000	50,114,145
Shimamura Co. Ltd.	88,500	7,095,516
USS Co. Ltd.	891,200	17,268,984

Security	Shares	Value

Specialty Retail (continued)
Yamada Denki Co. Ltd.	2,559,400	$12,760,774

		257,304,464

Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	901,800	17,869,656
Canon Inc.	3,993,350	110,490,827
FUJIFILM Holdings Corp.	1,438,100	67,919,397
Konica Minolta Inc.	1,839,800	12,045,810
Ricoh Co. Ltd.	2,671,400	27,492,172
Seiko Epson Corp.	1,114,400	16,953,615

		252,771,477

Tobacco — 0.8%
Japan Tobacco Inc.	4,790,500	109,121,562

Trading Companies & Distributors — 3.7%
ITOCHU Corp.	5,349,800	116,658,957
Marubeni Corp.	6,231,500	45,989,392
Mitsubishi Corp.	5,387,900	141,007,409
Mitsui & Co. Ltd.	6,604,100	116,963,309
MonotaRO Co. Ltd.(b)	499,000	14,034,517
Sumitomo Corp.	4,734,500	71,292,033
Toyota Tsusho Corp.	846,300	29,559,835

		535,505,452

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	198,300	10,303,415
Kamigumi Co. Ltd.	433,400	9,601,209

		19,904,624

Wireless Telecommunication Services — 4.7%
KDDI Corp.	7,037,200	201,714,645
NTT DOCOMO Inc.	5,322,400	145,951,668
Softbank Corp.	6,700,300	90,919,969
SoftBank Group Corp.	6,243,800	242,488,188

		681,074,470

Total Common Stocks — 99.2% (Cost: $14,834,338,055)		14,259,554,482

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	19,583,029	19,590,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	6,745,000	6,745,000

		26,335,862

Total Short-Term Investments — 0.2% (Cost: $26,329,716)		26,335,862

Total Investments in Securities — 99.4% (Cost: $14,860,667,771)		14,285,890,344

Other Assets, Less Liabilities — 0.6%		87,547,935

Net Assets — 100.0%		$14,373,438,279

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	53,752,562	(34,169,533)	19,583,029	$19,590,862	$85,347	(a)	$4,080	$(6,097)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,000	1,533,000	6,745,000	6,745,000	21,438		—	—

				$26,335,862	$106,785		$4,080	$(6,097)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	715	12/12/19	$110,799	$5,790,383

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,259,554,482	$—	$—	$14,259,554,482
Money Market Funds	26,335,862	—	—	26,335,862

	$14,285,890,344	$—	$—	$14,285,890,344

Derivative financial instruments(a)
Assets
Futures Contracts	$5,790,383	$—	$—	$5,790,383

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.